Current trade and other receivables (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Current trade and other receivables
Government grants receivable	$ 53
Total trade and other current receivables	7,022	$ 5,761	$ 5,574
Trade receivables - subject to factoring
Current trade and other receivables
Trade receivables	1,250	892	724
Due within one year
Current trade and other receivables
Trade receivables	3,829	3,606	3,033
Less: Amounts provided for doubtful debts (Note 26)	(23)	(21)	(38)
Net current trade and other receivables	3,806	3,585	2,995
Other receivables	1,278	1,083	1,143
Prepayments	1,735	865	871
Accrued income	150	228	492
Total trade and other current receivables	$ 7,022	$ 5,761	5,501
Due after more than one year
Current trade and other receivables
Prepayments			73
Total trade and other current receivables			$ 73